Other Expenses - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of Other Income (Expense) [Line Items]
Business development costs	$ 35,140,000	$ 18,575,000	$ 1,220,000
Business development expense, net of tax	21,242,000	11,409,000
Business development expense, per diluted share	$ 0.46	$ 0.25
Retirement and severance expenses	3,885,000	4,414,000
Increase decrease in net earnings per diluted share due to retirement expenses	$ 0.05	$ 0.06
Payments for Legal Settlements			7,000,000
Litigation settlement increase (decrease) in net earnings			$ 2,751,000
Litigation settlement increase (decrease) in net earnings, per diluted share			$ 0.06